Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000237197 [Member]
Shareholder Report [Line Items]
Fund Name	AXSReal Estate Income ETF
Class Name	AXSReal Estate Income ETF
Trading Symbol	RINC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Real Estate Income ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/rinc/. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/rinc/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Real Estate Income ETF (RINC)	$44	0.89%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89% [1]
Net Assets	$ 34,228,652
Holdings Count | Holding	26
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$34,228,652
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Arbor Realty Trust, Inc.	4.6%
Ladder Capital Corp.	4.5%
Starwood Property Trust, Inc.	4.4%
Blackstone Mortgage Trust, Inc. - Class A	4.4%
Apollo Commercial Real Estate Finance, Inc.	4.4%
Franklin BSP Realty Trust, Inc.	4.4%
Redwood Trust, Inc.	4.4%
TPG RE Finance Trust, Inc.	4.4%
Ready Capital Corp.	4.3%
BrightSpire Capital, Inc.	4.3%
Asset Allocation
Industry  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Arbor Realty Trust, Inc.	4.6%
Ladder Capital Corp.	4.5%
Starwood Property Trust, Inc.	4.4%
Blackstone Mortgage Trust, Inc. - Class A	4.4%
Apollo Commercial Real Estate Finance, Inc.	4.4%
Franklin BSP Realty Trust, Inc.	4.4%
Redwood Trust, Inc.	4.4%
TPG RE Finance Trust, Inc.	4.4%
Ready Capital Corp.	4.3%
BrightSpire Capital, Inc.	4.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.